CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 387,096	$ 460,460	$ 455,839
Cost of sales
Voyage expenses	(74,614)	(91,104)	(96,964)
Vessel operating costs	(43,001)	(46,901)	(43,958)
Charter hire costs	(26,952)	(58,926)	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(24,824)	(30,498)	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(30,343)	(35,676)	(34,898)
Other expenses	(555)	(696)	(1,875)
Cost of ship sale	(147,440)	(29,897)	0
Gross profit	39,367	166,762	176,897
Other operating (expense) income	(1,352)	341	3,849
Administrative expense	(32,653)	(48,069)	(36,089)
Share of losses of joint ventures	0	(5)	(31)
Interest income	2,798	2,228	201
Interest expense	(17,099)	(17,133)	(12,298)
(Loss) profit before taxation	(8,939)	104,124	132,529
Income tax (expense) benefit	(683)	(757)	118
(Loss) profit for the year from continuing operations	(9,622)	103,367	132,647
Loss for the year from discontinued operation	0	0	(3,165)
(Loss) profit for the year	(9,622)	103,367	129,482
(Loss) profit for the year attributable to:
Owners of the Company	(9,622)	103,367	118,925
Non-controlling interests	0	0	10,557
(Loss) profit for the year	$ (9,622)	$ 103,367	$ 129,482
(Loss) earnings per share attributable to the owners of the Company
Basic	$ (0.49)	$ 5.45	$ 6.21
Diluted	(0.49)	5.45	5.94
From continuing operations - Basic	(0.49)	5.45	6.38
From continuing operations - Diluted	$ (0.49)	$ 5.45	$ 6.1
Vessel And Other [Member]
Profit or loss [abstract]
Revenue	$ 228,991	$ 430,479	$ 455,839
Ships Sales [Member]
Profit or loss [abstract]
Revenue	155,105	29,981	0
Continue Operations [Member]
(Loss) profit for the year attributable to:
Owners of the Company	(9,622)	103,367	122,090
Discontinued operations [member]
(Loss) profit for the year attributable to:
Owners of the Company	$ 0	$ 0	$ (3,165)